Summary of significant accounting judgements, estimates, and significant accounting policies - Summary of Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Sep. 30, 2022
Bottom of range | Software
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Bottom of range | Internally developed
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Bottom of range | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Top of range | Software
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years
Top of range | Internally developed
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Top of range | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years